Income Taxes - Schedule of Our Unrecognized Tax Benefits (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Unrecognized benefit – beginning of period
Prior period tax position increases	1,100
Current period tax position increases	91
Unrecognized benefit – end of period	$ 1,191